111 Huntington Ave., Boston, Massachusetts 02199-7632

Phone 617-954-5000

February 24, 2015

VIA EDGAR

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:

MFS® Variable Insurance Trust II (the “Trust”) (File Nos. 2-83616 and 811-3732) on behalf of MFS® Bond Portfolio (the “Fund”); Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

Enclosed herewith for filing pursuant to (1) the Securities Act of 1933, as amended and Rule 485(a) thereunder, (2) the Investment Company Act of 1940, as amended and (3) Regulation S-T, please find Post-Effective Amendment No. 55 to the Registration Statement of the Trust (the “Amendment”), marked to indicate all changes from Post-Effective Amendment No. 53 to the above-captioned Registration Statement.

This Amendment is being filed for the purpose of reflecting a change in the Fund’s name and a change in the Fund’s investment policy from investing at least 80% of the Fund’s net assets in debt instruments to investing at least 80% of the fund’s net assets in corporate debt instruments.  This Amendment also reflects other related changes to the Fund’s investment strategies.

If you have any questions concerning the foregoing, please call the undersigned at Nick Pirrotta at (617) 954-5846.

Sincerely,

SUSAN A. PEREIRA
Susan A. Pereira
Vice President and Senior Counsel

SAP/bjn

enclosures